Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 9 - Stockholders' Equity

Common Stock

As of December 31, 2011 and 2010, approximately 245.9 million and 222.9 million shares of common stock were issued and outstanding, respectively.

On February 18, 2011, we issued 21.9 million shares of common stock in a public offering at a price of $5.35 per share for net proceeds of $111.9 million.

On March 23, 2010, we registered a "continuous equity" offering program. Pursuant to this offering, we may sell up to 20 million shares of common stock from time-to-time through March 23, 2013 in "at-the-market" offerings or certain other transactions. We intend to use the proceeds from any sale of shares for general corporate purposes, which may include funding acquisitions and repaying debt. We did not issue any shares under this offering during 2011. During the year ended December 31, 2010, we issued approximately 12.6 million shares of common stock through this offering.

During the year ended December 31, 2011, we issued approximately 0.9 million shares of common stock related to the redemption of OP Units (see additional information in Note 8 – Noncontrolling Interests), and approximately 0.2 million shares of common stock related to vested shares of restricted stock, phantom shares and stock option exercises.

During the year ended December 31, 2010, we issued approximately 2.2 million shares of common stock in connection with redemptions of OP Units and approximately 0.1 million shares of common stock related to vested shares of restricted stock, phantom shares and stock option exercises.

The net proceeds from the sales of our securities were transferred to our operating partnership for a number of OP Units equal to the shares of common stock sold in our public and private offerings, including the offerings noted above.

The holders of shares of our common stock are entitled to one vote per share on all matters voted on by stockholders, including election of our directors. Our articles of incorporation do not provide for cumulative voting in the election of our directors. Therefore, the holders of the majority of the outstanding shares of common stock can elect the entire board of directors. Subject to any preferential rights of any outstanding series of our preferred stock and to the distribution of specified amounts upon liquidation with respect to shares-in-trust, the holders of our common stock are entitled to such distributions as may be declared from time to time by our board of directors out of legally available funds and, upon liquidation, are entitled to receive all assets available for distribution to stockholders. All shares issued in our public offerings are fully paid and non-assessable shares of common stock. Holders of our common stock will not have preemptive rights.

Dividend Reinvestment and Stock Purchase Plan

In April 2007, we began offering shares of common stock through the Dividend Reinvestment and Stock Purchase Plan (the "Plan"). The Plan permits stockholders to acquire additional shares with quarterly dividends and to make additional cash investments to buy shares directly. Shares of common stock may be purchased in the open market, through privately negotiated transactions, or directly from us as newly issued shares of common stock. All shares issued under the Plan were either acquired in the open market or newly issued.

Preferred Shares

Our board of directors, through the articles of incorporation, has the authority to authorize the issuance of 50,000,000 preferred shares of any class or series. The rights and terms of such preferred shares will be determined by our board of directors. However, the voting rights of preferred stockholders shall never exceed the voting rights of common stockholders. As of December 31, 2011 and 2010, we had no outstanding shares of preferred stock.

Shares-in-Trust

Our board of directors, through the articles of incorporation, has the authority to authorize the issuance of shares-in-trust which are shares that are automatically exchanged for common or preferred shares as a result of an event that would cause an investor to own, beneficially or constructively, a number of shares in excess of certain limitations. As of December 31, 2011 and 2010, we had no outstanding shares-in-trust.

Distributions

Our distributions are calculated based upon the total number of shares of our common stock or limited partnership units of our operating partnership outstanding on the distribution record date as declared by our board of directors. We accrue and pay distributions on a quarterly basis. The following table sets forth the distributions that have been paid and/or declared to date by our board of directors.

Amount Declared During Quarter Ended in 2011:	Per Share	Date Paid
December 31,	$0.0700	January 12, 2012
September 30,	0.0700	October 18, 2011
June 30,	0.0700	July 19, 2011
March 31,	0.0700	April 19, 2011

Total 2011	$0.2800

Amount Declared During Quarter Ended in 2010:	Per Share	Date Paid
December 31,	$0.0700	January 13, 2011
September 30,	0.0700	October 14, 2010
June 30,	0.0700	July 15, 2010
March 31,	0.0700	April 15, 2010

Total 2010	$0.2800

Amount Declared During Quarter Ended in 2009:	Per Share	Date Paid
December 31,	$0.0700	January 15, 2010
September 30,	0.0700	October 16, 2009
June 30,	0.0800	July 17, 2009
March 31,	0.0800	April 17, 2009

Total 2009	$0.3000